Shareholder Report, Holdings (Details)	May 31, 2025
C000222714 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000222714 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222714 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222714 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222714 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222714 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222714 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222714 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222714 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222714 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222714 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000222714 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222714 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222714 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222714 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222715 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000222715 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222715 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222715 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222715 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222715 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222715 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222715 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222715 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222715 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222715 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000222715 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222715 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222715 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222715 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%